Property and equipment (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Total property and equipment	$ 528		$ 528		$ 479	$ 109
Accumulated depreciation	(223)		(223)		(62)	(38)
Property and equipment, net	305		305		417	71
Depreciation (less than)	100	$ 100	200	$ 100
Equipment
Property, Plant and Equipment, Net [Abstract]
Total property and equipment	216		216		222	49
Furniture and fixtures
Property, Plant and Equipment, Net [Abstract]
Total property and equipment	199		199		138	46
Computer software
Property, Plant and Equipment, Net [Abstract]
Total property and equipment	111		111		115	0
Computer equipment
Property, Plant and Equipment, Net [Abstract]
Total property and equipment	$ 2		$ 2		$ 4	$ 14